Asset Under Development (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Apr. 16, 2019	Feb. 28, 2019	Jun. 30, 2019	Apr. 30, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter		20 years
Contractual obligation			$ 1,178,829	$ 1,300,000
$700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term line of credit	$ 700,000
Long-term debt, term	7 years
Amortization term	12 years
Drawdown dependent on project spend	$ 300,000
FLNG | Gimi MS
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Ownership percentage	30.00%